Financial Assets at Amortized Cost - Noncurrent	12 Months Ended
Dec. 31, 2024
Financial Assets At Amortized Cost Noncurrent [Abstract]
Financial Assets at Amortized Cost - Noncurrent
10.
FINANCIAL ASSETS AT AMORTIZED COST - NONCURRENT

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Corporate bonds	$—	$2,000

The Company acquired the 10-year unsecured cumulative subordinated corporate bond of Fubon Life Insurance Co., Ltd. at the amount of $2,000 million in October 2024.